The Cooke & Bieler Funds                             The Advisors' Inner Circle
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[GRAPHICS OMITTED]
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Semi-Annual Report                                               April 30, 2002


                                               C&B Large Cap Value Portfolio
                                               C&B Tax-Managed Value Portfolio
                                               C&B Mid Cap Value Portfolio

 INVESTMENT ADVISER:
    COOKE & Bieler
    Investment Counsel

THE COOKE & BIELER FUNDS


TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ............................................  1

STATEMENTS OF NET ASSETS:
      C&B Large Cap Value Portfolio ...............................  2
      C&B Tax-Managed Value Portfolio .............................  4
      C&B MidCap Value Portfolio ..................................  6

STATEMENTS OF OPERATIONS ..........................................  8

STATEMENTS OF CHANGES IN NET ASSETS ...............................  9

FINANCIAL HIGHLIGHTS .............................................. 10

NOTES TO FINANCIAL STATEMENTS ..................................... 11

THE COOKE & BIELER FUNDS
-------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
APRIL 30, 2002

     Dear Fellow Shareholders,

     The following report provides a detailed description of the securities held and the statement of operations for the Cooke & Bieler Funds for the period ended April 30, 2002. The U.S. stock market struggled in the first four months of 2002 to sustain the strong momentum it displayed late last year. Much like the first half of 2001 and most of 2000, "value" stocks outperformed "growth" stocks in all capitalization ranges. Additionally, the broader market performed relatively well, as many mid and small cap stocks were among the best performers. From an economic sector standpoint, industrial cyclical, energy, and consumer stocks posted strong gains while technology, especially telecom stocks, lost ground. Against this backdrop, we are pleased to report the investment results for the six months ending April 30, 2002:

         C&B LARGE CAP VALUE                                        15.67%
         C&B TAX-MANAGED VALUE                                      11.22%
              S&P 500 INDEX                                          2.31%
              RUSSELL 1000 VALUE INDEX                               8.87%

         C&B MID CAP VALUE                                          22.77%
              RUSSELL MID CAP VALUE INDEX                           20.16%

     Importantly, Cooke & Bieler's performance was driven primarily by solid stock selection across numerous and diverse holdings in the portfolio. While many top performers were industrial manufacturers, which benefited from investors' increasing optimism for an imminent economic recovery, there were also many that performed well despite poor sector results. The portfolio's performance also compared favorably to our peer universe. We attribute these results to continued solid execution of our investment philosophy driven by a well functioning investment team and process.

     The outlook expressed in our 2001 year-end investment commentary has not changed much. The economy clearly is improving, but expectations for a sharp recovery this year may not be met given corporate management's reluctance to increase capital spending. This, coupled with already full valuations in many cases, warrants a selective approach to equity investing in our opinion. Within the context of our conservative investment approach, however, we continue to search for and successfully identify attractive investment opportunities. We also continue to find attractive opportunities among existing holdings in the portfolio and added to several positions.

     To be sure, a conservative investment approach has been advantageous in an environment marked by increased corporate bankruptcy filings, SEC investigations, and major earnings restatements. We remain committed to delivering superior long-term investment results by adhering to our core investment principles of rigorously researching and prudently investing in financially strong businesses with sound and enduring franchises at attractive prices.

     Sincerely,

     \s\Samuel H. Ballam, III

     Samuel H. Ballam, III


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                                                                              1
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STATEMENT OF NET ASSETS (Unaudited)
APRIL 30, 2002


                                                 MARKET
C&B LARGE CAP VALUE PORTFOLIO        Shares       Value
-------------------------------------------------------------------------------
Common Stock (93.8%)
Aircraft (2.6%)
   Boeing                            21,000     $   936,600
                                                -----------
Apparel/Textiles (1.5%)
   VF12,600                                         551,502
                                                -----------
Automotive (5.3%)
   Eaton                             15,200       1,286,072
   Snap-On                           19,000         601,920
                                                -----------
                                                  1,887,992
                                                -----------
Banks (5.2%)
   Bank of New York                  19,000         695,210
   FleetBoston Financial             15,500         547,150
   JP Morgan Chase                   17,400         610,740
                                                -----------
                                                  1,853,100
                                                -----------
Beauty Products (1.5%)
   Avon Products                      9,900         552,915
                                                -----------
Broadcasting, Newspapers &
   Advertising (1.9%)
   Interpublic Group                 21,900         676,272
                                                -----------
Chemicals (1.8%)
   Avery Dennison                    10,000         640,500
                                                -----------
Communications Equipment (2.1%)
   Motorola                          47,800         736,120
                                                -----------
Computers & Services (3.9%)
   Computer Sciences*                14,800         663,780
   Lucent Technologies*              90,600         416,760
   Parametric Technology*            74,000         298,960
                                                -----------
                                                  1,379,500
                                                -----------
Consumer Durables (1.5%)
   Leggett & Platt                   21,000         552,300
                                                -----------
Consumer Non-Durables (4.1%)
   Hasbro                            62,900       1,005,142
   Nike, Cl B                         8,400         447,972
                                                -----------
                                                  1,453,114
                                                -----------
Diversified Manufacturing (4.1%)
   Acuity Brands                     17,200         319,060
   Hubbell, Cl B                     33,500       1,153,405
                                                -----------
                                                  1,472,465
                                                -----------
Electronics (1.4%)
   Molex, Cl A                       17,600         516,032
                                                -----------
Energy & Power (4.9%)
   Exxon Mobil                       20,700         831,519
   Royal Dutch Petroleum             17,400         909,324
                                                -----------
                                                  1,740,843
                                                -----------


                                                 Market
                                     Shares       Value
-------------------------------------------------------------------------------
Financial Services (8.9%)
   American Express                  13,000     $   533,130
   Countrywide Credit Industry       22,200       1,036,962
   MBIA                              19,000       1,024,670
   Moody's                           13,200         575,256
                                                -----------
                                                  3,170,018
                                                -----------
Food, Beverage & Tobacco (3.3%)
   Anheuser-Busch                     7,000         371,000
   PepsiAmericas                     53,600         817,400
                                                -----------
                                                  1,188,400
                                                -----------
Insurance (3.7%)
   AON                               21,900         782,487
   Principal Financial Group*        19,500         542,100
                                                -----------
                                                  1,324,587
                                                -----------
Machinery (2.6%)
   Dover                             25,200         938,952
                                                -----------
Medical Products & Services (3.7%)
   Becton Dickinson                  16,800         624,456
   Dentsply International            18,000         714,060
                                                -----------
                                                  1,338,516
                                                -----------
Miscellaneous Business Services (1.0%)
   Manpower                           9,200         370,300
                                                -----------
Office Equipment (2.6%)
   Pitney Bowes                      21,800         917,780
                                                -----------
Pharmaceuticals (7.1%)
   Abbott Laboratories               11,300         609,635
   Bristol-Myers Squibb              19,300         555,840
   Merck                             19,200       1,043,328
   Schering-Plough                   11,700         319,410
                                                -----------
                                                  2,528,213
                                                -----------
Printing & Publishing (3.3%)
   Harte-Hanks                       36,900       1,185,228
                                                -----------
Restaurants (4.8%)
   McDonald's                        24,700         701,480
   Wendy's International             27,000       1,009,800
                                                -----------
                                                  1,711,280
                                                -----------
Retail (2.7%)
   Gap                               41,900         591,209
   Zale*                              9,200         365,424
                                                -----------
                                                    956,633
                                                -----------
Retail: Discount (4.3%)
   Big Lots*                         98,600       1,524,356
                                                -----------

                                   (continued on next page)


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
2

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STATEMENT OF NET ASSETS (Unaudited)
APRIL 30, 2002


C&B LARGE CAP                                    Market
VALUE PORTFOLIO (concluded)         Shares        Value
-------------------------------------------------------------------------------

Testing Laboratories (1.2%)
   Monsanto                          13,400     $   412,720
                                                -----------
Utilities (2.8%)
   Duke Energy                       26,200       1,004,246
                                                -----------
Total Common Stock
   (Cost $29,633,204)                            33,520,484
                                                -----------

Money Markets (6.5%)
   SEI Daily Income Trust,
     Money Market Fund            1,600,610       1,600,610
   SEI Daily Income Trust,
     Prime Obligations
     Money Market Fund              726,786         726,786
                                                -----------
Total Money Markets
   (Cost $2,327,396)                              2,327,396
                                                -----------
Total Investments (100.3%)
   (Cost $31,960,600)                            35,847,880
                                                -----------
Other Assets & Liabilities (-0.3%)                 (113,460)
                                                -----------

Net Assets
   Portfolio Shares of Institutional
     Shares (unlimited authorization -- no par
     value) based on 4,501,278 outstanding
     shares of beneficial interest               30,542,087
   Distributions in excess of net investment
     income                                         (12,121)
   Accumulated net realized gain                  1,317,174
   Net unrealized appreciation on investments     3,887,280
                                                -----------
Total Net Assets (100.0%)                       $35,734,420
                                                -----------
   Net Asset Value, Offering and
     Redemption Price Per Share,
     Institutional Shares                             $7.94
                                                -----------
* Non-income producing security.
Cl -- Class


    The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------
                                                                              3

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THE COOKE & BIELER FUNDS
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)
APRIL 30, 2002


C&B Tax-managed                                   Market
VALUE PORTFOLIO                      Shares        Value
-------------------------------------------------------------------------------
Common Stock (87.7%)
Aircraft (2.1%)
   Boeing                             2,000      $   89,200
                                                 ----------
Automotive (4.9%)
   Eaton                              1,500         126,915
   Snap-On                            2,500          79,200
                                                 ----------
                                                    206,115
                                                 ----------
Banks (5.5%)
   Bank of New York                   2,400          87,816
   FleetBoston Financial              1,800          63,540
   JP Morgan Chase                    2,400          84,240
                                                 ----------
                                                    235,596
                                                 ----------
Beauty Products (3.0%)
   Avon Products                      2,300         128,455
                                                 ----------
Building & Construction (1.1%)
   Sherwin-Williams                   1,500          46,095
                                                 ----------
Chemicals (1.5%)
   Avery Dennison                     1,000          64,050
                                                 ----------
Communications Equipment (1.8%)
   Motorola                           5,100          78,540
                                                 ----------
Computers & Services (7.8%)
   Computer Sciences*                 2,000          89,700
   International Business Machines    1,500         125,640
   Lucent Technologies*              13,000          59,800
   Parametric Technology*            14,000          56,560
                                                 ----------
                                                    331,700
                                                 ----------
Consumer Non-Durables (3.8%)
   Nike, Cl B                         3,000         159,990
                                                 ----------
Diversified Manufacturing (2.0%)
   Hubbell, Cl B                      2,500          86,075
                                                 ----------
Electronics (1.2%)
   Molex, Cl A                        1,800          52,776
                                                 ----------
Energy & Power (4.7%)
   Exxon Mobil                        2,400          96,408
   Royal Dutch Petroleum              2,000         104,520
                                                 ----------
                                                    200,928
                                                 ----------
Financial Services (4.8%)
   American Express                   2,000          82,020
   MBIA                               2,250         121,342
                                                 ----------
                                                    203,362
                                                 ----------

                                      Market
                                      Shares        Value
-------------------------------------------------------------------------------
Food, Beverage & Tobacco (4.2%)
   Anheuser-Busch                     1,800      $   95,400
   PepsiAmericas                      5,600          85,400
                                                 ----------
                                                    180,800
                                                 ----------
Insurance (2.3%)
   AON                                2,700          96,471
                                                 ----------
Machinery (2.4%)
   Dover                              2,800         104,328
                                                 ----------
Medical Products & Services (5.0%)
   Becton Dickinson                   3,000         111,510
   Dentsply International             2,550         101,159
                                                 ----------
                                                    212,669
                                                 ----------
Office Equipment (2.4%)
   Pitney Bowes                       2,450         103,145
                                                 ----------
Office Furniture & Fixtures (2.2%)
   Steelcase, Cl A                    5,500          91,850
                                                 ----------
Pharmaceuticals (8.0%)
   Abbott Laboratories                1,680          90,636
   Bristol-Myers Squibb               2,500          72,000
   Merck                              2,600         141,284
   Schering-Plough                    1,400          38,220
                                                 ----------
                                                    342,140
                                                 ----------
Printing & Publishing (2.1%)
   Harte-Hanks                        2,800          89,936
                                                 ----------
Restaurants (3.1%)
   Wendy's International              3,500         130,900
                                                 ----------
Retail (1.8%)
   Gap                                5,300          74,783
                                                 ----------
Retail: Discount (3.1%)
   Big Lots*                          8,500         131,410
                                                 ----------
Services (2.7%)
   Sysco                              4,000         116,040
                                                 ----------
Testing Laboratories (1.3%)
   Monsanto                           1,800          55,440
                                                 ----------
Utilities (2.9%)
   Duke Energy                        3,200         122,656
                                                 ----------
Total Common Stock
   (Cost $3,103,157)                              3,735,450
                                                 ----------
                                   (continued on next page)

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
4

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`

THE COOKE & BIELER FUNDS
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)
APRIL 30, 2002

C&B TAX-MANAGED
VALUE PORTFOLIO                      Shares/       Market
(concluded)                        Face Amount      Value
-------------------------------------------------------------------------------
Money Markets (9.4%)
   SEI Daily Income Trust,
     Government Fund                 21,058      $   21,058
   SEI Daily Income Trust,
     Money Market Fund              190,278         190,278
   SEI Daily Income Trust,
     Prime Obligations
     Money Market Fund              190,278         190,278
                                                 ----------
Total Money Markets
   (Cost $401,614)                                  401,614
                                                 ----------
Repurchase Agreement (2.8%)
   Morgan Stanley
     1.550%, dated 04/30/02
     matures 05/01/02, repurchase
     price $120,629 (collateralized
     by U.S. Treasury obligation,
     total market value:
     $123,115)                     $120,624         120,624
                                                 ----------
Total Repurchase Agreement
   (Cost $120,624)                                  120,624
                                                 ----------
Total Investments (99.9%)
   (Cost $3,625,395)                              4,257,688
                                                 ----------
Other Assets & Liabilities (0.1%)                     5,335
                                                 ----------

Net Assets
   Portfolio Shares of Institutional
     Shares (unlimited authorization -- no par
     value) based on 282,226 outstanding shares
     of beneficial interest                       3,609,894
   Distributions in excess of net investment
     income                                            (528)
   Accumulated net realized gain                     21,364
   Net unrealized appreciation on investments       632,293
                                                 ----------
Total Net Assets (100.0%)                        $4,263,023
                                                 ----------
   Net Asset Value, Offering and
     Redemption Price Per Share,
     Institutional Shares                            $15.11
                                                 ----------
* Non-income producing security.
Cl -- Class


    The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------

THE COOKE & BIELER FUNDS

STATEMENT OF NET ASSETS (Unaudited)
APRIL 30, 2002


                                                 Market
C&B MID CAP VALUE PORTFOLIO          Shares       Value
-------------------------------------------------------------------------------
Common Stock (94.4%)
Apparel/Textiles (5.8%)
   Tommy Hilfiger*                  103,700     $ 1,620,831
                                                -----------
Automotive (3.6%)
   Snap-On                           31,800       1,007,424
                                                -----------
Communications (0.8%)
   ADC Telecommunications*           60,500         235,345
                                                -----------
Computers & Services (6.1%)
   Computer Sciences*                15,200         681,720
   Parametric Technology*           252,700       1,020,908
                                                -----------
                                                  1,702,628
                                                -----------
Consumer Non-Durables (3.4%)
   Hasbro                            60,500         966,790
                                                -----------
Diversified Manufacturing (10.1%)
   Carlisle                          25,300       1,024,397
   Federal Signal                    36,500         839,500
   Hubbell, Cl B                     28,300         974,369
                                                -----------
                                                  2,838,266
                                                -----------
Electronics (1.9%)
   Avnet                             10,862         278,284
   Molex, Cl A                        9,100         266,812
                                                -----------
                                                    545,096
                                                -----------
Energy & Power (2.1%)
   Burlington Resources              13,200         586,476
                                                -----------
Financial Services (6.3%)
   AMBAC Financial Group              9,000         565,740
   Countrywide Credit Industry       11,800         551,178
   MBIA                              12,200         657,946
                                                -----------
                                                  1,774,864
                                                -----------
Food, Beverage & Tobacco (2.3%)
   PepsiAmericas                     42,500         648,125
                                                -----------
Insurance (6.0%)
   AON                               13,500         482,355
   Principal Financial Group*        29,400         817,320
   UnumProvident                     13,200         372,768
                                                -----------
                                                  1,672,443
                                                -----------
Machinery (4.3%)
   Pall                              13,500         280,800
   Tennant                           20,900         919,600
                                                -----------
                                                  1,200,400
                                                -----------

                                                  Market
                                     Shares        Value
--------------------------------------------------------------------------------
Medical Products & Services (3.3%)
   Becton Dickinson                  14,500     $   538,965
   Dentsply International             9,500         376,865
                                                -----------
                                                    915,830
                                                -----------
Miscellaneous Business Services (1.4%)
   Sourcecorp*                       13,200         396,000
                                                -----------
Office Furniture & Fixtures (5.4%)
   Steelcase, Cl A                   90,600       1,513,020
                                                -----------
Pharmaceuticals (1.1%)
   Perrigo*                          25,000         312,000
                                                -----------
Printing & Publishing (3.3%)
   Harte-Hanks                       28,505         915,581
                                                -----------
Restaurants (6.4%)
   CBRL Group                        32,800         995,480
   Wendy's International             21,300         796,620
                                                -----------
                                                  1,792,100
                                                -----------
Retail (2.1%)
   Zale*                             14,900         591,828
                                                -----------
Retail: Discount (7.8%)
   Big Lots*                        101,200       1,564,552
   BJ's Wholesale Club*               4,400         196,372
   Dollar General                    27,000         425,250
                                                -----------
                                                  2,186,174
                                                -----------
Semi-Conductors/Instruments (2.9%)
   Dionex*                           32,800         807,864
                                                -----------
Services (3.5%)
   Viad                              32,100         978,408
                                                -----------
Utilities (4.5%)
   Nicor                             13,700         640,886
   WGL Holdings                      22,600         612,460
                                                -----------
                                                  1,253,346
                                                -----------
Total Common Stock
   (Cost $24,484,104)                            26,460,839
                                                -----------
                                   (continued on next page)


   The accompanying notes are an integral part of the financial statements.
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6

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THE COOKE & BIELER FUNDS

STATEMENT OF NET ASSETS (Unaudited)
APRIL 30, 2002


C&B MID CAP VALUE PORTFOLIO                      Market
(concluded)                          Shares       Value
--------------------------------------------------------------------------------


Money Markets (7.4%)
   SEI Daily Income Trust,
     Money Market Fund            1,064,390     $ 1,064,390
   SEI Daily Income Trust,
     Prime Obligations
     Money Market Fund            1,023,191       1,023,191
                                                -----------
Total Money Markets
   (Cost $2,087,581)                              2,087,581
                                                -----------
Total Investments (101.8%)
   (Cost $26,571,685)                            28,548,420
                                                -----------
Other Assets & Liabilities (-1.8%)                 (500,122)
                                                -----------

Net Assets
   Portfolio Shares of Institutional Shares
     (unlimited authorization -- no par
     value) based on 1,701,373 outstanding
     shares of beneficial interest               25,839,946
   Distributions in excess of net
     investment income                              (20,536)
   Accumulated net realized gain                    252,153
   Net unrealized appreciation on investments     1,976,735
                                                -----------
Total Net Assets (100.0%)                       $28,048,298
                                                -----------
   Net Asset Value, Offering and
     Redemption Price Per Share,
     Institutional Shares                            $16.49
                                                -----------
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS


     The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                                                              7
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THE COOKE & BIELER FUNDS

statements of operations (Unaudited)
FOR THE PERIOD ENDED APRIL 30, 2002


                                                                            C&B                  C&B                   C&B
                                                                      LARGE CAP VALUE     TAX-MANAGED VALUE       MID CAP VALUE
                                                                         PORTFOLIO            PORTFOLIO             PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                          11/01/01             11/01/01              11/01/01
                                                                         to 4/30/02           to 4/30/02            to 4/30/02
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income...................................................  $  302,181               $ 20,581           $  72,842
   Interest Income .................................................       19,670                  3,934               8,142
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income..........................................      321,851                 24,515              80,984
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................      124,591                  9,962              38,994
   Administrative Fees .............................................       90,849                  9,640              30,174
   Custodian Fees ..................................................        1,565                  1,644               4,011
   Transfer Agent Fees .............................................       22,846                 15,592              18,304
   Professional Fees ...............................................       22,635                 10,138               7,283
   Registration Fees ...............................................        5,431                  7,313               6,669
   Printing Fees ...................................................        8,397                  5,968               7,204
   Director's Fees...................................................       5,422                    766               1,162
   Shareholder Servicing Fees ......................................        3,213                    988               1,838
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses...................................................      284,949                 62,011             115,639
   Less: Investment Advisory Fees Waived.............................     (69,118)                (8,362)            (25,233)
          Reimbursements by Adviser..................................          --                (36,639)            (13,710)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses......................................................     215,831                 17,010              76,696
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income ...........................................      106,020                  7,505               4,288
------------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments:
   Net Realized Gain on Investments ................................    2,175,898                 23,212             301,979
   Net Change in Unrealized Appreciation
     on Investments  ................................................   3,638,775                265,988           1,849,372
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
     from Operations ...............................................   $5,920,693               $296,705          $2,155,639
====================================================================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
8

THE COOKE & BIELER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED APRIL 30, 2002 (UNAUDITED) AND OCTOBER 31, 2001

                                                       C&B                          C&B                           C&B
                                                 LARGE CAP VALUE             TAX-MANAGED VALUE               MID CAP VALUE
                                                    PORTFOLIO                    PORTFOLIO                      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
                                               11/01/01      11/01/00     11/01/01      11/01/00      11/01/01        11/01/00
                                              to 4/30/02    to 10/31/01  to 4/30/02    to 10/31/01   to 4/30/02      to 10/31/01
-----------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets:
   Net Investment Income....................  $  106,020     $  357,156   $  7,505     $  24,229     $    4,288      $  20,482
   Net Realized Gain (Loss) on Investments..   2,175,898      1,677,035     23,212        (1,848)       301,979        367,682
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ........    3,638,775       (811,700)   265,988       (83,100)     1,849,372        (61,668)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations.......................    5,920,693      1,222,491    296,705       (60,719)     2,155,639        326,496
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
   Net Investment Income:...................    (122,843)      (506,922)   (10,030)      (24,365)       (27,965)       (19,171)
   Net Realized Gain ......................   (1,439,798)    (7,482,793)        --      (204,098)      (382,767)       (84,130)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions.....................   (1,562,641)    (7,989,715)   (10,030)     (228,463)      (410,732)      (103,301)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
     Issued ...............................    2,904,245     12,657,688  1,590,693       606,754     21,420,645      5,439,957
     In Lieu of cash distributions..........   1,533,844      7,614,987      4,986        93,525        406,996        103,289
     Redemption Fees-- Note 7...............          --             --         --           100             --             --
     Redeemed............................... (11,911,567)    (9,906,435)  (242,358)      (41,175)    (1,458,143)    (1,352,631)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from Capital
     Share Transactions.....................  (7,473,478)    10,366,240  1,353,321       659,204     20,369,498      4,190,615
-----------------------------------------------------------------------------------------------------------------------------------
       Total Increase (Decrease)............  (3,115,426)     3,599,016  1,639,996       370,022     22,114,405      4,413,810
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ....................   38,849,846     35,250,830  2,623,027     2,253,005      5,933,893      1,520,083
   End of Period (Including undistributed
     and distributions in excess of net
     investment income of $(12,121),
     $4,702, $(1,028), $1,997, $(20,536)
     and $3,141, respectively)............   $35,734,420    $38,849,846 $4,263,023    $2,623,027    $28,048,298     $5,933,893
===================================================================================================================================
Shares Issued and Redeemed:
     Shares Issued ........................      382,354      1,651,845    106,403        41,766      1,352,534        385,844
     In Lieu of Cash Distributions.........      206,994      1,093,146        338         6,648         27,391          8,288
     Shares Redeemed.......................   (1,538,609)    (1,341,046)   (16,906)       (2,954)       (96,592)       (95,023)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Shares
     Outstanding...........................     (949,261)     1,403,945     89,835        45,460      1,283,333        299,109
===================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------

THE COOKE & BIELER FUNDS

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
FOR THE PERIODS ENDED APRIL 30, 2002 (UNAUDITED) AND OCTOBER 31,




                     Net                    Realized and                                        Net                       Net
                    Asset                    Unrealized    Distributions                       Asset                    Assets,
                   Value,          Net          Gains        from Net       Distributions     Value,                      End
                  Beginning    Investment    (Losses) on    Investment        from Net          End        Total       of Period
                  of Period      Income      Securities       Income        Realized Gain    of Period    Return+        (000)
                 -----------   ----------   ------------   -----------     ---------------   ----------   -------     -----------
-----------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
2002*            $ 7.13        $0.02         $ 1.07         $(0.02)            $(0.26)        $ 7.94       15.67%      $ 35,734
2001               8.71         0.07           0.27          (0.11)             (1.81)          7.13        4.50         38,850
2000              12.06         0.12           0.54          (0.09)             (3.92)          8.71       10.89         35,251
1999              13.58         0.16           0.72          (0.16)             (2.24)         12.06        7.73         73,292
1998              16.71         0.18           0.76          (0.19)             (3.88)         13.58        6.56        159,256
1997              17.89         0.25           3.82          (0.26)             (4.99)         16.71       30.43        149,848
-----------------------------------------------------------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
2002*            $13.63        $0.04         $ 1.49         $(0.05)                --         $15.11       11.22%        $4,263
2001              15.33         0.13          (0.39)         (0.14)            $(1.30)         13.63       (1.96)         2,623
2000              12.87         0.15           2.45          (0.14)                --          15.33       20.32          2,253
1999              12.23         0.12           0.64          (0.12)                --          12.87        6.23          3,634
1998              11.45         0.14           0.79          (0.15)                --          12.23        8.16          3,492
1997**            10.00         0.11           1.44          (0.10)                --          11.45       15.54            993
-----------------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
2002*            $14.19        $0.02         $ 3.11         $(0.03)            $(0.80)        $16.49       22.77%       $28,048
2001              12.78         0.08           2.12          (0.09)             (0.70)         14.19       18.14          5,934
2000               9.84         0.07           3.16          (0.08)             (0.21)         12.78       33.78          1,520
1999               9.69         0.06           0.15          (0.06)                --           9.84        2.19          1,446
1998***           10.00         0.05          (0.32)         (0.04)                --           9.69       (2.17)         1,033

                                Ratio
                                of Net
                 Ratio         Investment
              of Expenses     Income (Loss)   Portfolio
              to Average       to Average     Turnover
              Net Assets       Net Assets       Rate
              ----------      ------------    ----------
--------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------
2002*             1.08%++        0.53%++        17%
2001              1.00           0.91           41
2000              1.00           1.16           48
1999              0.89           1.12           43
1998              0.83           1.26           43
1997              0.83           1.47           55
--------------------------------------------------------
C&B TAX-MANAGED VALUE PORTFOLIO
--------------------------------------------------------
2002*             1.07%++        0.47%++         5%
2001              1.00           0.94           16
2000              1.00           0.96            9
1999              1.00           0.96           20
1998              1.01           1.24           49
1997**            1.00           1.57            3
--------------------------------------------------------
C&B MID CAP VALUE PORTFOLIO
--------------------------------------------------------
2002*             1.23%++        0.07%++        17%
2001              1.00           0.68           44
2000              1.00           0.66          101
1999              1.00           0.70           81
1998***           1.01           0.86           37

  * For the six month period ended April 30, 2002. All ratios for the period have been annualized.
 ** Commenced operations February 12, 1997. All ratios for
    the period have been annualized.
*** Commenced operations February 18, 1998. All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
 ++ Without waivers these ratios would have been, 1.43% for the C&BLarge Cap Value Portfolio, 3.89%
    for the C&B Tax-Managed Value Portfolio, and 1.85% for the C&B Mid Cap Value Portfolio.
 ++ Without waivers these ratios would have been, 0.18% for the C&B Large Cap Value Portfolio,
    (2.35)% for the C&B Tax-Managed Value Portfolio, and (0.56)% for the C&B Mid Cap Value
    Portfolio.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
10

THE COOKE & BIELER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
APRIL 30, 2002


1. ORGANIZATION
-------------------------------------------------------------------------------
The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighteen portfolios. The financial statements herein are those of the C&B Large Cap Value Portfolio, C&B Tax-Managed Value Portfolio and C&B Mid Cap Value Portfolio (the "Funds"). On November 19, 2001, the Advisors' Inner Circle C&B Large Cap Value Portfolio acquired all of the assets of the UAM Funds, Inc. C&B Equity Portfolio, the Advisors' Inner Circle C&B Tax-Managed Value Portfolio acquired all of the assets of the UAM Funds, Inc. C&B Equity for Taxable Investors and the Advisors' Inner Circle C&B Mid Cap Equity Portfolio acquired all of the assets of the UAM Funds, Inc. C&B Mid Cap Equity Portfolio (together the "predeccessor funds").


2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
The following is a summary of the significant accounting policies followed by the Funds.

      SECURITY VALUATION -- Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of April 30, 2002, are valued at fair value using methods determined in good faith by the Board of Trustees.

      FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

      EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.


-------------------------------------------------------------------------------

THE COOKE & BIELER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
APRIL 30, 2002

      DISTRIBUTIONS TO SHAREHOLDERS -- Each portfolio distributes its net investment income quarterly. Any realized capital gains are distributed to shareholders at least annually.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These book/tax differences are either temporary or permanent in nature.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audit of Investment Companies" (the "Guide") as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.  TRANSACTIONS WITH AFFILIATES:
-------------------------------------------------------------------------------
Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

   The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services, the Distributor received $51 from the Funds for the six months ended April 30, 2002.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:
--------------------------------------------------------------------------------
The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of:
     .150% on the first $250 million in Fund assets
     .125% on the next $250 million in Fund assets
     .100% on all Fund assets over $500 million

The Funds are subject to a minimum annual administration fee of $271,000, allocated by each Fund's daily net assets, which would be increased by $15,000 per additional class and $85,000 per additional fund.

Prior to the reorganization of the Trust from UAM Funds to The Advisors' Inner Circle Funds, the Portfolios had an agreement with SEI Investments Mutual Funds Services, (the "Administrator"), to provide administrative services for the Portfolios and to pay Administrator fees of 0.073% and an annual base fee of $54,500.

--------------------------------------------------------------------------------
12

THE COOKE & BIELER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
APRIL 30, 2002


DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Funds.

The Trust and Distributor are parties to a Distribution Agreement. Each Fund has adopted a Shareholder Services Plan (the "Plan"). Under the Plan, service providers that enter into agreements with the Trust, may receive up to 0.25% of Class A shares of each Fund's assets average daily net assets.

The Distributor has entered into a sub-distribution agreement with Turner Investment Distributors, Inc. (the "Sub-Distributor"). The Sub-Distributor receives no fees for its sub-distribution services under this agreement.

5.  INVESTMENT ADVISORY AGREEMENT:
--------------------------------------------------------------------------------
The Trust and Cooke & Bieler L.P. (the "Adviser") are parties to an Investment Advisory Agreement date November 19, 2001 under which the Adviser receives an annual fee equal to 0.63% of the average daily net assets of each Portfolio. In additional, the Adviser has contractually agreed to limit the total expenses to 1.25% of the average daily assets of the Large Cap Value and Tax-Managed Value Portfolios and 1.40% of the average daily assets of the Mid Cap Value Portfolio. The contractual waiver is for an initial period of one year from the prospectus dated March 1, 2002 and may be continued for subsequent one-year periods at the Adviser's discretion. Prior to March 1, 2002, the Adviser voluntarily agreed to limit the total expenses to 1.00% of the average daily net assets for each fund.


6.  INVESTMENT TRANSACTIONS:
--------------------------------------------------------------------------------
The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the six-month period ending April 30, 2002 are as follows (000):

                      C&B           C&B TAX-          C&B
                LARGE CAP VALUE  MANAGED VALUE   MID CAP VALUE
                   PORTFOLIO       PORTFOLIO       PORTFOLIO
               ---------------- --------------  --------------
Purchases         $ 6,457          $1,362          $20,952
Sales              16,052             130            2,127


At April 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities and options held by the Funds at April 30, 2002, are as follows:

                                C&B             C&B TAX-           C&B
                          LARGE CAP VALUE    MANAGED VALUE     MID CAP VALUE
                            PORTFOLIO         PORTFOLIO         PORTFOLIO
                          ---------------   --------------    --------------
Aggregate gross
  unrealized appreciation    $  5,732          $  732               $2,423
Aggregate gross
  unrealized depreciation      (1,845)           (100)                (446)
                             --------          ------               ------
Net unrealized
  appreciation                $ 3,887          $  632               $1,977
                             ========          ======               ======

7.  IN-KIND TRANSACTIONS:
--------------------------------------------------------------------------------
During the six month period ended April 30, 2002, the C&B Large Cap Value Portfolio had in-kind redemptions of $6,840,700, of which $6,481,662 was distributed in securities and $359,038 was distributed in cash. Shares of 859,050 were redeemed for the C&B Large Cap Value Portfolio as a part of this transaction. The in-kind transaction resulted in a gain of $691,408. Since the net realized gains from this transaction is not taxable to the Fund, these gains are not distributed to shareholders and have been reclassified to paid in capital of the Fund.


8.  OTHER:
--------------------------------------------------------------------------------
The Tax-Managed Value Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 1 year in the Portfolio. For the six month period ended April 30, 2002 there were no redemption fees retained.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



TRUST:
The Advisors' Inner Circle Funds

THE COOKE & Bieler Funds:
C&B Large Cap Value Portfolio
C&B Tax-Managed Value Portfolio
C&B Mid Cap Value Portfolio

INVESTMENT ADVISER:
Cooke & Bieler, L.P.
Investment Counsel
1700 Market Street
Philadelphia, PA 19103

DISTRIBUTOR:
SEI Investments Distribution Co.

SUB-DISTRIBUTOR:
Turner Investment Distributors, Inc.

ADMINISTRATOR:
SEI Investments Mutual Funds Services

LEGAL COUNSEL:
Morgan, Lewis &Bockius LLP




--------------------------------------------------------------------------------